Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Tax Disclosure [Text Block]
Income Taxes
In the years 2011, 2010 and 2009, we paid $9.2 million, $44.0 million and $37.0 million, respectively, in taxes. The following is a reconciliation of income taxes at the statutory rate of 35.0% to the effective provision for income taxes as shown in the Consolidated Statements of Earnings (in thousands):

	Year ended December 31,
	2011	2010	2009
Earnings before income taxes	$53,624	$127,882	$111,688
Income taxes at statutory rate	18,768	44,759	39,091
Effect of:
Dividends-received deduction	(145)	(167)	(163)
Tax-exempt interest	(3,510)	(3,559)	(2,566)
Adjustment to valuation allowance	(3,507)	(4,173)	4,347
Other	184	(39)	33
Provision for income taxes as shown on the Consolidated Statements of Earnings	$11,791	$36,820	$40,742
GAAP effective tax rate	22.0%	28.8%	36.5%
The total income tax provision (benefit) consists of (in thousands):

	2011	2010	2009
Current	$12,416	$36,836	$41,801
Deferred	(625)	(15)	(1,059)
Provision for income taxes	$11,791	$36,820	$40,742
We generated capital losses in 2009 and, as of December 31, 2011, we fully utilized the capital loss carryforward. This resulted in the release, through current tax expense, of the valuation allowance that we previously maintained on the capital loss carryforward.
As of December 31, 2011, deferred taxes relating to the OTTI reserve have been fully offset by a valuation allowance. Therefore, in the future, the tax benefit from any change in the OTTI reserve will be reflected in current tax expense and will affect the effective tax rate calculation for that period.

Deferred income tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the Consolidated Balance Sheets were as follows (in thousands):

	As of December 31,
	2011	2010
Deferred tax assets:
Discount on loss reserves	$8,908	$9,206
Unearned premium reserve	33,068	29,084
Net capital loss carryforward	0	2,383
Investment securities – basis differences OTTI	6,402	7,537
Bad debts	4,762	4,340
Accrued bonuses	2,908	1,752
Deferred compensation	3,879	3,207
Other	5,826	6,936
Gross deferred tax assets	$65,753	$64,445
Valuation allowance for capital loss carryforward	0	(2,383)
Valuation allowance for OTTI	(6,402)	(7,537)
Valuation allowance for deferred tax assets	(213)	(213)
	$59,138	$54,312
Deferred tax liabilities:
Deferred policy acquisition costs	$(28,025)	$(24,474)
Investment securities – unrealized gains	(18,836)	(12,909)
Other	(1,818)	(1,265)
Total deferred tax liabilities	$(48,679)	$(38,648)
Net deferred tax assets	$10,459	$15,664
Current income taxes payable	270	2,518
Current and deferred income taxes	$10,728	$18,183

We have reduced the gross deferred tax asset by a valuation allowance based on an analysis of the likelihood of realization of the portion of the basis difference on securities relating to the OTTI reserve. Factors considered in assessing the need for a valuation allowance for ordinary or capital loss items include: (i) the likelihood of generating larger amounts of taxable income in the future to allow for the utilization of deductible temporary differences, (ii) sufficient operating income in prior years against which operating loss carrybacks could be utilized and (iii) opportunities to generate taxable income from sales of appreciated assets to allow for the utilization of net capital loss carryforward. We review the likelihood of realizing deferred tax assets periodically and make any adjustment required to the valuation allowance in the period in which the developments on which they are based become known.

We did not have any gross unrecognized tax benefits that would exceed a materiality threshold and therefore, there was no reduction to Retained Earnings in our Consolidated Balance Sheets at January 1, 2011. The gross unrecognized tax benefit did not exceed the materiality threshold as of December 31, 2011.